Other income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income
Schedule of other income

	2025	2024	2023
	S$	S$	S$

Interest income	73,571	1	6,467
Government grants	59,157	63,116	148,893
Exchange gain	-	-	96,964
Reversal of expected credit loss (“ECL”)	-	2,110	-
Sundry income	80	124	2,968

	132,808	65,351	255,292